Income Taxes - Deferred income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets:
Net operating losses	$ 7,042	$ 5,881
Accrued expenses	109
Unearned premiums	466
Contract expense	332	262
Intangible assets	204
Other	406	809
Total deferred tax assets	8,559	6,952
Less: valuation allowance	$ (8,559)	(6,910)	$ (3,986)	$ (2,008)
Net Deferred Tax Assets		42
Deferred Tax Liabilities
Fixed assets		(42)
Total deferred tax liabilities		(42)
Net Deferred Tax Liabilities		$ 42